Equity (Tables)	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of Movement of Warrant

For the six months ended March 31, 2026, the movement of warrants is as follows:

	For the six months ended March 31, 2026
	Total Valuation	Issuance
	US$	Share	Valuation	Average exercise price
Balance at beginning of the period	$494,048	5,708	$494,048	$87
Issuance	—	—	—	—
Change in fair value of warrant liability	(128,286)	5,708	(128,286)	22
Exercise	—	—	—	—
Balance at end of the period	$365,762	5,708	$365,762	$64

For the six months ended March 31, 2025, the movement of warrants is as follows:

	For the six months ended March 31, 2025
	Total Valuation	Issuance
	US$	Share	Valuation	Average exercise price
Balance at beginning of the period	$—	—	$—	$—
Issuance(a)	14,493,455	396,040	14,493,455	37
Change in fair value of warrant liability	(3,734,131)	—	(3,734,131)	—
Exercise	9,909,270	364,750	9,909,270	27
Balance at end of the period	$850,054	31,290	$850,054	$27

Schedule of Binominal Tree Pricing Model

The fair value of warrants aforementioned was determined using the Binominal Tree pricing model and the following assumptions:

	March 31,	September 30,	September 22,	April 29,	February 17,	October 31,
	2026	2025	2025	2025	2025	2024
Share price	$75	$97.5	$104.63	$123	$227	$321.75
Share price (Pre-splits)	1.5	1.95	2.09	2.46	4.49	0.43
Exercise price	75.75	75.75	75.75	75.75	75.75	75.75
Exercise price (Pre-splits)	1.515	1.515	1.515	1.515	1.515	0.101
Expected dividend yield	-	-	-	-	-	-
Risk free interest rate	3.85%	3.68%	3.65%	3.74%	4.32%	4.15%
Expected life	3.6	4.1	4.1	4.5	4.7	5
Expected volatility	88.6%	100.3%	94.7%	102.9%	103.2%	100.5%

Schedule of stock-based compensation expenses

The stock-based compensation expenses incurred by the Company for the six months ended March 31, 2026 and 2025 are as follows:

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Research and development expenses	$8,667,172	1,419,000
General and administrative expenses	4,090,761	—
Selling and marketing expenses	708,687	—
Total stock-based compensation	$13,466,620	$1,419,000